Intangible assets	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Intangible assets

11. Intangible assets

	Unaudited
	June 30, 2025	December 31, 2024
	US$	US$
Cost
Beginning of financial year	6,064,363	4,349,839
Additions - internal development	1,017,303	1,714,524
End of financial period and year	7,081,666	6,064,363

Accumulated amortisation
Beginning of financial year	3,087,052	1,968,374
Amortization	604,652	1,118,678
End of financial period and year	3,691,704	3,087,052

Net book value
End of financial period and year	3,389,962	2,977,311